Average Annual Total Returns - Pioneer Global Equity Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	K 1 Year	K 5 Years	K 10 Years	K SinceInception	K InceptionDate	R 1 Year	R 5 Years	R 10 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Morgan Stanley Capital International (MSCI) World NR Index (reflects no deduction for fees, expenses or taxes) 1 Year	Morgan Stanley Capital International (MSCI) World NR Index (reflects no deduction for fees, expenses or taxes) 5 Years	Morgan Stanley Capital International (MSCI) World NR Index (reflects no deduction for fees, expenses or taxes) 10 Years	Morgan Stanley Capital International (MSCI) World NR Index (reflects no deduction for fees, expenses or taxes) SinceInception	Morgan Stanley Capital International (MSCI) World NR Index (reflects no deduction for fees, expenses or taxes) InceptionDate	Morgan Stanley Capital International (MSCI) All Country World NR Index (reflects no deduction for fees, expenses or taxes) 1 Year	Morgan Stanley Capital International (MSCI) All Country World NR Index (reflects no deduction for fees, expenses or taxes) 5 Years	Morgan Stanley Capital International (MSCI) All Country World NR Index (reflects no deduction for fees, expenses or taxes) 10 Years	Morgan Stanley Capital International (MSCI) All Country World NR Index (reflects no deduction for fees, expenses or taxes) SinceInception	Morgan Stanley Capital International (MSCI) All Country World NR Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	11.00%	8.84%	8.25%	6.21%	Dec. 15, 2005	10.77%	7.86%	7.53%	5.57%	6.68%	6.78%	6.52%	4.93%	15.85%	9.29%	8.00%	5.73%	Dec. 15, 2005	18.35%	10.65%		8.57%	Dec. 31, 2014	17.43%	9.79%		7.70%	Jul. 01, 2015	18.33%	10.67%	9.41%	10.77%	Dec. 31, 2008	15.90%	12.19%	9.87%	7.27%	Dec. 15, 2005	16.25%	12.26%	9.13%	7.15%	Dec. 15, 2005